Acquisition reversal receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Acquisition reversal receivable
Acquisition reversal receivable	$ 33,151,699	$ 33,151,699
Less: allowance for credit losses	(33,151,699)	0
Acquisition reversal receivable, net	$ 0	$ 33,151,699